Inventories	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
Inventories
16.	INVENTORIES

As at,	December 31, 2025	December 31, 2024

The carrying amount of:

Raw materials and consumables	$272.7	$637.8

Work in progress	203.2	147.0

Finished goods	93.4	94.4

	$569.3	$879.2